Loans and Borrowings	12 Months Ended
Dec. 31, 2020
Borrowing Costs [Abstract]
Loans and Borrowings
12.	LOANS AND BORROWINGS
12.1.	Breakdown of convertible loan

On October 16, 2017, the Company issued 6,081,081 OCEANEs at par with a nominal unit value of €29.60 per bond for an aggregate nominal amount of €180 million. The exchange or conversion premium is 30% of the reference share price of €22.77. Annual nominal interest rate is a fixed 3.5% payable semi-annually in arrears. The effective interest rate is 7.2%. The OCEANEs are due October 16, 2022. Redemption prior to maturity is at the option of the Company from November 6, 2020 if the arithmetic volume-weighted average price of the Company's share price and the then-prevailing conversion ratio (over a 20-day trading period) exceeds 150% of the nominal value of the OCEANEs.

As of December 31, 2018, 2019 and 2020, the Group recorded a liability of €160,489, €165,454 and €170,782 respectively, related to the OCEANEs net of the equity portion and debt issue costs. Of this amount €1,312, €1,312 and €1,312 respectively, was classified as current and €159,176, €164,142 and €169,470 respectively, was classified as non-current.

As indicated in Note 2.2 “Renegotiation of the convertible bond debt (OCEANEs), these convertible bonds were renegotiated subsequent to December 31,2020.

12.2.	Breakdown of other loans and borrowings

Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	3,964	2,645	1,540
Obligations under leases	1,900	12,281	10,131
Accrued interests	3	1	1
Other financial loans and borrowings	7	7	7
TOTAL	9,104	18,165	14,908

Other loans and borrowings - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Refundable and conditional advances	—	—	—
Bank loans	1,319	1,105	942
Obligations under leases	520	2,112	2,085
Accrued interests	3	1	1
Other financial loans and borrowings	7	7	7
TOTAL	1,848	3,226	3,035

Other loans and borrowings - Non current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	2,645	1,540	598
Obligations under leases	1,381	10,169	8,046
Accrued interests	—	—	—
Other financial loans and borrowings	—	—	—
TOTAL	7,255	14,939	11,873
12.2.1.	Refundable and conditional advances

The following table summarizes advances outstanding at December 31, 2020, 2019 and 2018.

		Total				Net book value
Refundable and conditional advances - general overview	Grant	amount			Effects of	As of
(in € thousands)	date	allocated	Receipts	Repayments	discounting	2020/12/31
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

		Total				Net book value
Refundable and conditional advances—general overview		amount			Effects of	As of
(in thousands of euros)	Grant date	allocated	Receipts	Repayments	discounting	2019/12/31
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

		Total				Net book value
Refundable and conditional advances—general overview		amount			Effects of	As of
(in € thousands)	Grant date	allocated	Receipts	Repayments	discounting	2018/12/31
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,407

BPI FRANCE IT-DIAB

On December 23, 2008, the Group received an advance from BPI France (the BPI France IT-DIAB) as part of a framework innovation aid agreement involving several scientific partners and for which the Group was the lead partner. The contribution expected at each stage by each of the partners in respect of work carried out and results achieved is defined in the framework agreement. With respect to the Group, the aid consisted of a €3,229 conditional advance and a €3,947 non-repayable government grant.

The conditional advance is not refundable except in the event of success. The program ended on December 31, 2014. In the event of success, defined as the commercial spin-offs of the IT-Diab program which involves products for the treatment or diagnosis of type 2 diabetes, in that case, the financial returns generated will be used initially to repay the €3,229 conditional advance and the agreement stipulates that the conditional advance will be regarded as repaid in full when the total payments made in this regards by the recipient, discounted at the rate of 5.19%, equal the total amount, discounted at the same rate, of the aid paid. Any further amounts will be classified as additional payments, up to a maximum amount of €14,800.

As provided in the project assistance contract, we sent a letter to BPI in December 2019 in order to notify it of our LabCorp and Terns contracts while indicating that elafibranor was now aimed at treating hepatic diseases and no longer type 2 diabetes as provided for in the aid agreement. We proposed to BPI to establish a statement of abandonment of the IT DIAB project on which the above advance is based. Following this letter, the parties met in March 2020 for the presentation of our arguments, and in June 2020 following the publication of the results of the RESOLVE-IT study, and a new letter was sent in November 2020. In this context, we are awaiting a proposal from BPI on new financial terms related to this situation and a draft amendment to the repayable advance agreement.

12.2.2.	Bank loans
The Group did not take any new bank loan in 2020.

Bank loans are primarily used to finance research and laboratory equipment. Bank loans consisted of the following as of December 31, 2018:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2018/12/31	Installments	2018/12/31
CDN 5	November 2018	500	0.46%	—	48 monthly	490
CIC 5	July 2017	1,000	0.69%	—	60 monthly	753
CDN 4	June 2017	600	0.36%	—	48 monthly	376
BNP 4	April 2017	800	0.87%	—	60 monthly	695
CIC 4	December 2016	265	0.69%	—	60 monthly	164
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	735
NEUFLIZE 2	June 2016	500	1.10%	—	12 quarterly	84
BNP 2	June 2016	500	0.80%	—	20 quarterly	277
CDN 3	April 2016	500	0.72%	—	60 monthly	236
CIC 3	March 2015	500	0.85%	—	16 quarterly	32
BNP	December 2014	500	2.00%	—	20 quarterly	103
Other		—		—		19
TOTAL		6,715				3,964

Bank loans consisted of the following as of December 31, 2019:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2019/12/31	Installments	2019/12/31
CDN 5	November 2018	500	0.00%	—	48 monthly	365
CIC 5	July 2017	1000	0.00%	0	60 monthly	554
CDN 4	June 2017	600	0.00%	0	48 monthly	226
BNP 4	April 2017	800	0.00%	0	60 monthly	537
CIC 4	December 2016	265	0.00%	—	60 monthly	111
BNP 3	October 2016	1050	0.00%	0	20 quarterly	525
NEUFLIZE 2	June 2016	500	0.00%	0	12 quarterly	0
BNP 2	June 2016	500	0.00%	0	20 quarterly	177
CDN 3	April 2016	500	0.00%	—	60 monthly	135
CIC 3	March 2015	500	0.00%	0	16 quarterly	0
BNP	December 2014	500	0.00%	0	20 quarterly	0
Other		0		0		14
TOTAL		6,715				2,645

Bank loans consisted of the following as of December 31, 2020:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2020/12/31	Installments	2020/12/31
CDN 5	November 2018	500	0.00%	—	48 monthly	241
CIC 5	July 2017	1000	0.00%	0	60 monthly	354
CDN 4	June 2017	600	0.00%	0	48 monthly	75
BNP 4	April 2017	800	0.00%	0	60 monthly	377
CIC 4	December 2016	265	0.00%	—	60 monthly	58
BNP 3	October 2016	1050	0.00%	0	20 quarterly	315
NEUFLIZE 2	June 2016	500	0.00%	0	12 quarterly	0
BNP 2	June 2016	500	0.00%	0	20 quarterly	76
CDN 3	April 2016	500	0.00%	—	60 monthly	34
CIC 3	March 2015	500	0.00%	0	16 quarterly	0
BNP	December 2014	500	0.00%	0	20 quarterly	0
Other		0		0		9
TOTAL		6,715		—		1,540

12.4.	Maturities of financial liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2020/12/31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	170,782	1,313	169,470	—	—	—	—
Bank loans	1,540	942	544	54	—	—	—
Leases	10,131	2,085	1,564	1,150	1,109	1,039	3,184
Accrued interests	1	1	—	—	—	—	—
Other financial loans and borrowings	7	7	—	—	—	—	—
TOTAL - Other loans and borrowings	182,461	4,348	171,577	1,205	1,109	1,039	3,184
TOTAL	185,691	4,348	171,577	1,205	1,109	1,039	6,413

Under the initial terms, the convertible bond results in the payment of yearly interest of €6,300 and a reimbursement at par in October 2022. The nominal amount of the convertible loan of €180 million is due in less than 2 years. Regarding the renegotiation of this bond debt, please see Note 2.2 “Renegotiation of the convertible bond debt (OCEANEs)”.

Regarding the IT-DIAB advance, please see Note 12.2.1 “Refundable and conditional advances”.